Investments (Details) - Financial assets at fair value through profit or loss - Unquoted equity securities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets at beginning of period	$ 9	$ 8
Additions	2	1
Transferred from receivables	18
Fair value remeasurement	1
Financial assets at end of period	$ 30	$ 9